Offerings	Nov. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	342,834
Proposed Maximum Offering Price per Unit	12.14
Maximum Aggregate Offering Price	$ 4,162,004.76
Fee Rate	0.0087%
Amount of Registration Fee	$ 362.09
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	27,118,149
Proposed Maximum Offering Price per Unit	12.14
Maximum Aggregate Offering Price	$ 329,214,328.86
Amount of Registration Fee	$ 28,641.65
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.